Significant Accounting Policies (Details 1) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Marketable securities		₪ 13,999
Financial liabilities related to Warrants to ADS	(1,816)	(7,422)
ADSs for consultants	(203)	(643)
Share based compensation	(3,421)	(8,267)
Total financial net assets (liabilities)	(5,440)	(2,333)
Level 1 [Member]
Statement Line Items [Line Items]
Marketable securities		13,999
Financial liabilities related to Warrants to ADS	(1,816)	(7,090)
ADSs for consultants	(203)	(643)
Total financial net assets (liabilities)	(2,019)	6,266
Level 2 [Member]
Statement Line Items [Line Items]
Marketable securities
Financial liabilities related to Warrants to ADS		(332)
Share based compensation	(3,421)	(8,267)
Total financial net assets (liabilities)	₪ (3,421)	₪ (8,599)